Average balance sheet and interest rates (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 812,971	$ 803,165	$ 794,660
Total interest income	$ 14,684	$ 16,254	$ 16,968
Average Rate - Interest earning assets (as a percent)	3.60%	4.00%	4.30%
Average Balance - Non-Interest earning assets	$ 99,393	$ 99,088	$ 92,494
Average Balance - Total assets	912,364	902,253	887,154
Average Balance - Interest bearing liabilities	742,568	739,159	729,379
Interest Expense	$ 5,684	$ 7,610	$ 8,705
Average Rate - Interest bearing liabilities (as a percent)	1.50%	2.10%	2.40%
Average Balance - Non-interest bearing liabilities	$ 102,118	$ 98,968	$ 94,375
Average Balance - Total liabilities	844,686	838,127	823,754
Average Balance - Shareholders' equity	67,625	64,078	63,348
Average Balance - Non-controlling interests	53	48	52
Average Balance - Total equity	67,678	64,126	63,400
Average Balance - Total liabilities and equity	912,364	902,253	887,154
Collateral received
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	6,579	4,849	2,378
Interest Expense	$ 19	$ 37	$ 20
Average Rate - Interest bearing liabilities (as a percent)	0.60%	1.50%	1.70%
Deposits and other borrowings
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	$ 512,522	$ 508,112	$ 505,459
Interest Expense	$ 3,155	$ 4,270	$ 4,675
Average Rate - Interest bearing liabilities (as a percent)	1.20%	1.70%	1.90%
Average Balance - Non-interest bearing liabilities	$ 52,823	$ 49,765	$ 48,772
Deposits and other borrowings | Australia
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	426,021	426,878	424,715
Interest Expense	$ 2,333	$ 3,325	$ 3,698
Average Rate - Interest bearing liabilities (as a percent)	1.10%	1.60%	1.70%
Deposits and other borrowings | New Zealand
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	$ 56,464	$ 55,038	$ 54,400
Interest Expense	$ 516	$ 601	$ 634
Average Rate - Interest bearing liabilities (as a percent)	1.80%	2.20%	2.30%
Deposits and other borrowings | Other overseas
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	$ 30,037	$ 26,196	$ 26,344
Interest Expense	$ 306	$ 344	$ 343
Average Rate - Interest bearing liabilities (as a percent)	2.00%	2.60%	2.60%
Loan capital
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	$ 22,182	$ 18,419	$ 17,942
Interest Expense	$ 430	$ 390	$ 386
Average Rate - Interest bearing liabilities (as a percent)	3.90%	4.20%	4.30%
Other interest bearing liabilities
Average balance sheet and interest rates
Average Balance - Interest bearing liabilities	$ 201,285	$ 207,779	$ 203,600
Interest Expense	$ 2,080	$ 2,913	$ 3,624
Average Rate - Interest bearing liabilities (as a percent)	2.10%	2.80%	3.60%
Derivative financial instruments
Average balance sheet and interest rates
Average Balance - Non-interest bearing liabilities	$ 30,279	$ 27,574	$ 25,556
Life insurance liabilities
Average balance sheet and interest rates
Average Balance - Non-interest bearing liabilities	5,611	8,018	7,286
Other liabilities
Average balance sheet and interest rates
Average Balance - Non-interest bearing liabilities	13,405	13,611	12,761
Collateral paid
Average balance sheet and interest rates
Average Balance - Interest earning assets	13,126	11,368	10,275
Total interest income	$ 69	$ 99	$ 102
Average Rate - Interest earning assets (as a percent)	1.10%	1.70%	2.00%
Trading securities and financial assets measured at FVIS
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 27,237	$ 30,174	$ 27,968
Total interest income	$ 234	$ 328	$ 334
Average Rate - Interest earning assets (as a percent)	1.70%	2.20%	2.40%
Investment securities
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 72,352	$ 67,250	$ 60,305
Total interest income	$ 881	$ 961	$ 958
Average Rate - Interest earning assets (as a percent)	2.40%	2.90%	3.20%
Loans and other receivables
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 700,256	$ 694,373	$ 696,112
Total interest income	$ 13,500	$ 14,866	$ 15,574
Average Rate - Interest earning assets (as a percent)	3.90%	4.30%	4.50%
Loans and other receivables | Australia
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 587,528	$ 589,007	$ 589,849
Total interest income	$ 11,401	$ 12,657	$ 13,274
Average Rate - Interest earning assets (as a percent)	3.90%	4.30%	4.50%
Loans and other receivables | New Zealand
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 83,841	$ 80,074	$ 78,432
Total interest income	$ 1,738	$ 1,799	$ 1,851
Average Rate - Interest earning assets (as a percent)	4.10%	4.50%	4.70%
Loans and other receivables | Other overseas
Average balance sheet and interest rates
Average Balance - Interest earning assets	$ 28,887	$ 25,292	$ 27,831
Total interest income	$ 361	$ 410	$ 449
Average Rate - Interest earning assets (as a percent)	2.50%	3.20%	3.20%
Derivative financial instruments
Average balance sheet and interest rates
Average Balance - Non-Interest earning assets	$ 30,617	$ 27,818	$ 24,090
Life insurance assets
Average balance sheet and interest rates
Average Balance - Non-Interest earning assets	6,831	10,026	9,192
Other
Average balance sheet and interest rates
Average Balance - Non-Interest earning assets	$ 61,945	$ 61,244	$ 59,212